SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Daily Money Fund


(Name of Registrant)

File No. 2-77909

FILE NO. 2-77909


Daily Money Fund
: U.S. Treasury Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

187,348,017 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

964,498,980 shares


(iv)    Number of Securities Sold During Fiscal Year

10,356,156,816 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

10,356,156,816 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


10,356,156,816

$
10,356,156,816

Redemptions See Note (2) :


(10,356,156,816)

$
(10,356,156,816)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
10,600,580,895
 and $10,600,580,895
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Daily Money Fund
:

U.S. Treasury Portfolio


By  John H. Costello

        Assistant Treasurer



FILE NO. 2-77909


Daily Money Fund
: Money Market Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

321,618,046 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

9,812,791,289 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

9,491,173,243 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


9,491,173,243

$
9,491,173,243

Redemptions:


(9,282,734,518)

$
(9,282,734,518)

Net Sales Pursuant to Rule 24f-2:


208,438,725

$
208,438,725



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $71,875.42


Daily Money Fund
:

Money Market Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-77909


Daily Money Fund
: Capital Reserves: U.S. Government Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

14,109,974 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

2,024,521,368 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

2,024,521,368 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


2,024,521,368

$
2,024,521,368

Redemptions See Note (2) :


(2,024,521,368)

$
(2,024,521,368)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended July 31, 1995
, aggregated
2,138,106,584
 and $2,138,106,584
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Daily Money Fund
:

Capital Reserves: U.S. Government Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-77909


Daily Money Fund
: Capital Reserves: Money Market Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

4,573,488,050 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

4,573,488,050 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


4,573,488,050

$
4,573,488,050

Redemptions:


(4,311,497,330)

$
(4,311,497,330)

Net Sales Pursuant to Rule 24f-2:


261,990,720

$
261,990,720



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $90,341.63


Daily Money Fund
:

 Capital Reserves: Money Market Portfolio


By  John H. Costello

        Assistant Treasurer

FILE NO. 2-77909


Daily Money Fund
: Capital Reserves: Municipal Money Market Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

2,141,877 shares


(iv)    Number of Securities Sold During Fiscal Year

442,429,728 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

440,287,851 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


440,287,851

$
440,287,851

Redemptions:


(438,434,489)

$
(438,434,489)

Net Sales Pursuant to Rule 24f-2:


1,853,362

$
1,853,362



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $639.09


Daily Money Fund
:

Capital Reserves: Municipal Money Market Portfolio


By  John H. Costello

        Assistant Treasurer

